Transactions with shareholders, related parties and affiliated entities	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Transactions with shareholders, related parties and affiliated entities
27.	Transactions with shareholders, related parties and affiliated entities

(a)	The table below presents the main transactions with shareholders, related parties and affiliated companies as of December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019:

	2021	2020
	S/(000)	S/(000)
Assets
Instruments at fair value through profit or loss	112,096	107,637
Investments at fair value through other comprehensive income	65,357	394,496
Loans, net (b)	1,323,580	1,196,143
Accounts receivable	131,541	134,228
Accounts receivable from derivative financial instruments	—	4,276
Other assets	8,694	6,921
Liabilities
Deposits and obligations	999,754	849,906
Other liabilities	12,809	567
Off-balance sheet accounts
Indirect loans (b)	105,604	124,366

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Income (expenses)
Interest and similar income	68,166	70,261	77,186
Rental income	30,873	18,609	22,118
Valuation of financial derivative instruments	180	164	(52)
Administrative expenses	(44,249)	(42,768)	(38,717)
Interest and similar expenses	(3,065)	(7,264)	(17,471)
Loss on sale of investment property	—	—	(7,164)
Others, net	31,392	6,853	15,294
Additionally, as indicated in Note 5(g), during 2021, the Group sold shares that it held in Inretail Peru Corp (to a related entity) which were irrevocably designated at their fair value through other comprehensive income.
(b)	As of December 31, 2021 and 2020, the detail of loans is the following:

	2021			2020
	Direct Loans	Indirect Loans	Total	Direct Loans	Indirect Loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Affiliated	1,076,393	45,522	1,121,915	931,746	46,967	978,713
Associates	247,187	60,082	307,269	264,397	77,399	341,796

	1,323,580	105,604	1,429,184	1,196,143	124,366	1,320,509

(c)
As of December 31, 2021 and 2020, the directors, executives and employees of the Group have been involved in credit transactions with certain subsidiaries of the Group, as permitted by Peruvian law, which regulates and limits on certain transactions with employees, directors and executives of financial entities. As of December 31, 2021 and 2020, direct loans to employees, directors and executives amounted to S/212,967,000 and S/222,076,000
, respectively. These loans are repaid monthly and bear interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with shares of any Subsidiary.

(d)	The Group’s key personnel basic remuneration for the years ended December 31, 2021, 2020 and 2019, is presented below:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Salaries	24,768	21,859	22,180
Board of Directors’ compensations	2,861	3,719	2,438

Total	27,629	25,578	24,618

(e)
In Management’s opinion, transactions with related companies have been performed under market conditions and within the limits permitted by the SBS. Taxes generated by these transactions and the taxable base used for computing them are those customarily used in the industry and they are determined according to the tax rules in force.